Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021
Warrants to purchase	363		363
Warrant exercisable	10 years		10 years
Strike price	$ 0.01		$ 0.01
Rental expense of lease	$ 159	$ 805	$ 1,310	$ 1,887
Future Minimum purchase commitment					$ 3,255
Future Minimum purchase commitment, remainder of fiscal year					434
Future Minimum purchase commitment, year Two					$ 2,821
Purchase made towards commitments	$ 0